Investment Risks	Jan. 28, 2026
CYBER HORNET S&P 500(R) and Bitcoin 75/25 Strategy ETF | Equity Risk [Member]
Prospectus [Line Items]
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Equity Risk – The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The prices of equity securities fluctuate, and sometimes widely, in response to activities specific to the security issuer. Equity securities generally have greater price volatility than fixed-income securities. Returns from large-capitalization stocks may trail returns from the overall stock market. Large-cap stocks tend to go through cycles of performing better or worse than other segments of the stock market or the stock market in general. These periods have, in the past, lasted several years.

CYBER HORNET S&P 500(R) and Bitcoin 75/25 Strategy ETF | Bitcoin Risk [Member]
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Bitcoin Risk – The Bitcoin network has a limited history relative to traditional commodities and currencies. There is no assurance that use or acceptance of Bitcoin will continue to grow. A contraction in use or adoption of Bitcoin may result in increased volatility or a reduction in the price of Bitcoin, which would likely have an adverse impact on the value of the Shares. Sales of newly created or “mined” Bitcoin may cause the price of Bitcoin to decline, which could negatively affect an investment in the Shares. Bitcoin trading prices experience high levels of volatility, and in some cases such volatility has been sudden and extreme. Because of such volatility, Shareholders could lose all or substantially all of the Bitcoin component of their investment in the Fund in a very short time, even in the course of one day. Shareholders who invest in the Fund should actively monitor their investments. The Bitcoin network could cease to be a focal point for developer activity, and there is no assurance that the most active developers who participate in monitoring and upgrading the software protocols on which the Bitcoin network is based will continue to do so in the future, which could damage the network or reduce Bitcoin’s competitiveness with competing digital assets or blockchain protocols. Disruptions at Bitcoin spot markets and in the Bitcoin futures markets could adversely affect the availability or price of Bitcoin.

From time to time, developers may suggest changes to the bitcoin software. If a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the bitcoin software, may be created. This is often referred to as a “fork.” Bitcoin has been forked numerous times to launch new digital assets. Additional hard forks of the Bitcoin blockchain could impact demand for bitcoin or other digital assets and could adversely impact the Fund’s Bitcoin futures. A fork in the Bitcoin network could adversely affect the market for Bitcoin futures in which the Fund invests and, therefore, an investment in the Fund.

Bitcoin exchanges and other trading venues on which bitcoin trades are relatively new and, in most cases, largely unregulated and may therefore be more exposed to fraud and failure than established, regulated exchanges for securities and derivatives. Bitcoin exchanges have in the past, and may in the future, stop operating or permanently shut down due to fraud, cybersecurity issues, manipulation, technical glitches, hackers or malware, which may also affect the price of bitcoin and thus the Fund’s indirect investment in bitcoin. All networked systems are vulnerable to various kinds of attacks. As with any computer network, the Bitcoin network contains certain flaws. For example, the Bitcoin network is currently vulnerable to a “51% attack” where, if a mining pool were to gain control of more than 50% of the “hash” rate, or the amount of computing and process power being contributed to the network through mining, a malicious actor would be able to gain full control of the network and the ability to manipulate the blockchain. A significant portion of bitcoin may be held by a small number of holders sometimes referred to as “whales.” These holders have the ability to manipulate the price of bitcoin. As a digital asset, bitcoin is subject to cybersecurity risks, including the risk that malicious actors will exploit flaws in its code or structure that will allow them to, among other things, steal bitcoin held by others, control the blockchain, steal personally identifying information, or issue significant amounts of bitcoin in contravention of the Bitcoin protocols.

The occurrence of any of these events is likely to have a significant adverse impact on the price and liquidity of bitcoin and Bitcoin Futures and therefore the value of an investment in the Fund. Additionally, the Bitcoin network’s functionality relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of the Bitcoin network. Any technical disruptions or regulatory limitations that affect Internet access may have an adverse effect on the Bitcoin network, the price of bitcoin and Bitcoin Futures, and the value of an investment in the Fund.

CYBER HORNET S&P 500(R) and Bitcoin 75/25 Strategy ETF | Rebalancing Costs and Tax Risk [Member]
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Rebalancing Costs and Tax Risk. The Fund is subject to the risk of rebalancing to track the Index that may result in significant transaction costs and tax consequences for shareholders. The Fund seeks to maintain a 75% allocation to the S&P 500 Index and a 25% allocation to the S&P Cryptocurrency Top 10 Index. The Fund rebalances these allocations monthly and may rebalance more frequently during periods of significant market volatility. When cryptocurrency prices rise or fall relative to equity prices between rebalancing dates, the Fund must sell appreciated assets and purchase depreciated assets to restore the target allocation of 75% to 25% in equity and cryptocurrency, respectively. These transactions generate transaction costs and may result in the realization of capital gains that will be distributed to shareholders.

CYBER HORNET S&P 500(R) and Bitcoin 75/25 Strategy ETF | Risks Related to the Regulation of Cryptocurrency [Member]
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Risks Related to the Regulation of Cryptocurrency. Any final determination by a court that a cryptocurrency is a “security” or “commodity” may adversely affect the value of the cryptocurrency and the value of the Fund’s shares, and, if the cryptocurrency is not, or cannot, be registered as a security, result in a potential termination of the Fund.

Depending on its characteristics, a cryptocurrency may be considered a “security” under the federal securities laws. The test for determining whether a particular cryptocurrency is a “security” is complex and challenging to apply, and the outcome is difficult to predict. If an appropriate court determines that the relevant cryptocurrency is a security, the Adviser would not intend to permit the Fund to continue holding its investments in a way that would violate the federal securities laws (and therefore, if necessary, would either dissolve the Fund or potentially seek to operate the Fund in a manner that complies with the federal securities laws).

CYBER HORNET S&P 500(R) and Bitcoin 75/25 Strategy ETF | Cryptocurrency Market Volatility Risk [Member]
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Cryptocurrency Market Volatility Risk. The prices of cryptocurrencies have historically been highly volatile. The value of the Fund’s exposure to a cryptocurrency – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the cryptocurrency component of the Fund, you should not invest in it.

CYBER HORNET S&P 500(R) and Bitcoin 75/25 Strategy ETF | Cryptocurrency Futures Contracts Risk [Member]
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Cryptocurrency Futures Contracts Risk – The market for cryptocurrency futures contracts may be less developed, potentially less liquid, and more volatile than more established futures markets. While the cryptocurrency futures contracts market has grown substantially since cryptocurrency futures contracts commenced trading, there can be no assurance that this growth will continue. The price for cryptocurrency futures contracts is based on many factors, including the supply and demand for cryptocurrency futures contracts. Market conditions and expectations, position limits, collateral requirements, and other factors can each impact the supply and demand for cryptocurrency futures contracts. At times, increased demand paired with supply constraints and other factors have caused cryptocurrency futures contracts to trade at a significant discount or premium to the “spot” price of the relevant cryptocurrency. Additional demand, including demand resulting from the purchase, or anticipated purchase, of cryptocurrency futures contracts by the Fund or other entities, may increase that premium, perhaps significantly. It is impossible to predict whether or how long such conditions will continue. To the extent the Fund purchases futures contracts at a premium and the premium declines, the value of an investment in the Fund also should be expected to decline.

Market conditions and expectations, position limits, collateral requirements, and other factors may also limit the Fund’s ability to achieve its desired exposure to cryptocurrency futures contracts. If the Fund cannot achieve such exposure, it may not meet its investment objective, and its returns may be different from the index or lower than expected. Additionally, collateral requirements may require the Fund to liquidate its position, potentially incurring losses and expenses, when it otherwise would not do so. Investing in derivatives like cryptocurrency futures contracts may be considered aggressive and expose the Fund to significant risks. These risks include counterparty risk and liquidity risk. The performance of cryptocurrency futures contracts and the relevant cryptocurrency may differ and may not be correlated with each other, over short or long periods, and may cause cryptocurrency futures to underperform the spot price of the relevant cryptocurrency.

CYBER HORNET S&P 500(R) and Bitcoin 75/25 Strategy ETF | Cryptocurrency Futures Capacity Risk [Member]
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Cryptocurrency Futures Capacity Risk – If the Fund’s ability to obtain exposure to cryptocurrency futures contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the cryptocurrency futures market, a disruption to the cryptocurrency futures market, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the CME, or the CFTC, the Fund may not be able to achieve its investment objective and may experience significant losses. Margin levels for cryptocurrency futures contracts are substantially higher than the margin requirements for more established futures contracts. Margin requirements are subject to change and may be raised in the future by the exchanges on which they trade and the FCMs. High margin requirements could prevent the Fund from obtaining its desired exposure to cryptocurrency futures and may adversely affect the Fund’s ability to achieve its investment objective. Any disruption in the Fund’s ability to get exposure to cryptocurrency futures contracts will cause the Fund’s performance to deviate from the performance of the relevant cryptocurrency, cryptocurrency futures, or the Index.

CYBER HORNET S&P 500(R) and Bitcoin 75/25 Strategy ETF | Cost of Futures Investment Risk [Member]
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Cost of Futures Investment Risk – When a cryptocurrency futures contract is nearing expiration, the Fund will typically “roll” the futures contract, which means it will generally sell such a contract and use the proceeds to buy a cryptocurrency futures contract with a later expiration date. The price difference between the expiring contract and longer-dated contract associated with rolling cryptocurrency futures may be substantially higher than the price difference associated with rolling other futures contracts. Additionally, the returns of cryptocurrency futures may differ from those of the relevant cryptocurrency. These differences in returns can arise due to several factors, including the costs associated with futures investments, such as “rolling,” supply and demand dynamics, interest rates, and market expectations.

CYBER HORNET S&P 500(R) and Bitcoin 75/25 Strategy ETF | Cryptocurrency ETP Investing Risk [Member]
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Cryptocurrency ETP Investing Risk. Issuer-specific attributes related to ETPs in which the Fund may invest may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or asset, or a particular type of security or asset, may be more volatile than the market as a whole and perform differently from the value of the market as a whole. When the Fund invests in ETPs, it will incur costs related to such funds, including management fees and expenses borne by shareholders of such ETPs. The value of shares in an ETP may not replicate the performance of the relevant cryptocurrency, and, therefore, the Fund’s investments in the ETPs will not perform the same as the Fund’s direct investments in the relevant cryptocurrency.

CYBER HORNET S&P 500(R) and Bitcoin 75/25 Strategy ETF | Leverage Risk [Member]
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Leverage Risk. Leverage risk is created when an investment, which includes, for example, an investment in a derivative contract, exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

CYBER HORNET S&P 500(R) and Bitcoin 75/25 Strategy ETF | Investment in the Subsidiary Risk [Member]
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Investment in the Subsidiary Risk – The Fund is exposed to the risks of the Subsidiary’s investments, which are exposed to the risks of investing in Bitcoin futures contracts. The Fund will also incur the expenses of the Subsidiary. Although the Subsidiary is not registered under the 1940 Act, it will provide investors with the same protections the Fund provides.

CYBER HORNET S&P 500(R) and Bitcoin 75/25 Strategy ETF | Tracking Error Risk [Member]
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Risk [Text Block]	Tracking Error Risk – Various factors may impede the Fund's ability to track the Index or achieve a high degree of correlation with the Index. Factors contributing to tracking error include:
CYBER HORNET S&P 500(R) and Bitcoin 75/25 Strategy ETF | Fees and Expenses [Member]
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●	Fees and Expenses: The Fund has operating and other expenses, while the Index does not. The Fund's expense ratio reduces net asset value, while the Index reflects gross performance without deductions for fees or expenses.

CYBER HORNET S&P 500(R) and Bitcoin 75/25 Strategy ETF | Transaction Costs [Member]
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●	Transaction Costs: Buying and selling cryptocurrencies and Cryptocurrency-Related Products involve bid-ask spreads, market impact costs, trading fees, and blockchain network transaction fees that reduce the Fund's returns but are not reflected in Index performance.

CYBER HORNET S&P 500(R) and Bitcoin 75/25 Strategy ETF | Cash Drag [Member]
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●	Cash Drag: The Fund may not be fully invested at times, generally due to cash flows into or out of the Fund, rebalancing activities, or excess cash held for various reasons. Cash positions create performance drag when cryptocurrency prices appreciate and may provide relative benefit when prices depreciate.

CYBER HORNET S&P 500(R) and Bitcoin 75/25 Strategy ETF | Rebalancing and Reallocation Timing [Member]
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Rebalancing and Reallocation Timing: The Fund cannot instantaneously adjust holdings when rebalancing or reallocation events occur. Settlement of cryptocurrency transactions requires blockchain confirmations, custody transfers, and operational processes that create timing lags. During these lags, the Fund's composition may differ from the target portfolio.

CYBER HORNET S&P 500(R) and Bitcoin 75/25 Strategy ETF | Investment in Investment Companies Risk [Member]
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Investment in Investment Companies Risk – Investing in other investment companies, including money market funds, ETFs, and ETPs, subjects the Fund to the fees and expenses of, as well as risks affecting, the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease.

CYBER HORNET S&P 500(R) and Bitcoin 75/25 Strategy ETF | Trading Halt Risk [Member]
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Trading Halt Risk – An exchange or market may issue trading halts on specific securities, contracts, or instruments, or may close early or late, which will affect the Fund’s ability to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments or may incur substantial trading losses.

CYBER HORNET S&P 500(R) and Bitcoin 75/25 Strategy ETF | Exchange-Traded Fund (ETF) Risks [Member]
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Risk [Text Block]	Exchange-Traded Fund (ETF) Risks –
CYBER HORNET S&P 500(R) and Bitcoin 75/25 Strategy ETF | Absence of an Active Market [Member]
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Absence of an Active Market: Although the Fund’s shares are approved for listing on the NASDAQ (the “Exchange”), there can be no assurance that an active trading market will develop and be maintained for Fund shares. There can also be no assurance that the Fund will grow to or maintain an economically viable size, in this case it may experience greater tracking error to its Index than it otherwise would at higher asset levels or may ultimately liquidate.

CYBER HORNET S&P 500(R) and Bitcoin 75/25 Strategy ETF | Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration [Member]
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Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration: The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CYBER HORNET S&P 500(R) and Bitcoin 75/25 Strategy ETF | Cash Transaction Risk [Member]
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Cash Transaction Risk. The Fund intends to affect some portion of redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute all of its portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize a complete in-kind redemption process.

CYBER HORNET S&P 500(R) and Bitcoin 75/25 Strategy ETF | Costs of Buying or Selling Shares [Member]
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Costs of Buying or Selling Shares: Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

CYBER HORNET S&P 500(R) and Bitcoin 75/25 Strategy ETF | Fluctuation of NAV [Member]
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Fluctuation of NAV: The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s investments. The market prices of shares will generally fluctuate according to changes in the Fund’s NAV and supply and demand of shares on the Exchange. Whether Fund shares trade below, at, or above their NAV cannot be predicted. During periods of unusual volatility or market disruptions, market prices of Fund shares may deviate significantly from the market value of the Fund’s investment holdings or the NAV of Fund shares. As a result, investors in the Fund may pay substantially more or receive significantly less for Fund shares than the value of the Fund’s underlying investments or the NAV of Fund shares.

CYBER HORNET S&P 500(R) and Bitcoin 75/25 Strategy ETF | Trading Issues [Member]
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Trading Issues: Trading in Fund shares may be halted due to market conditions or for reasons that make trading in shares inadvisable in the view of the Exchange. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of any Fund will continue to be met or will remain unchanged, or that the shares will trade with any volume. Further, secondary markets may be subject to erratic trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in Fund shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

CYBER HORNET S&P 500(R) and Bitcoin 75/25 Strategy ETF | Passive Investment Risk [Member]
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Passive Investment Risk. The Fund is not actively managed and therefore would not sell an equity security, futures contract or other investment due to current or projected underperformance of a security, industry, sector, or asset class. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

CYBER HORNET S&P 500(R) and Bitcoin 75/25 Strategy ETF | Risk Lose Money [Member]
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Risk [Text Block]	As a result, you may lose money if you invest in the Fund.
CYBER HORNET S&P 500(R) and Ethereum 75/25 Strategy ETF | Equity Risk [Member]
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Equity Risk – The values of equity securities may decline due to general market conditions not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment. The prices of equity securities fluctuate, sometimes widely, in response to activities specific to the security issuer. Equity securities generally have greater price volatility than fixed-income securities. Returns from large-capitalization stocks may trail returns from the overall stock market. Large-cap stocks tend to go through cycles of performing better or worse than other segments of the stock market or the stock market in general. These periods have, in the past, lasted several years.

CYBER HORNET S&P 500(R) and Ethereum 75/25 Strategy ETF | Rebalancing Costs and Tax Risk [Member]
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Rebalancing Costs and Tax Risk. The Fund is subject to the risk of rebalancing to track the Index that may result in significant transaction costs and tax consequences for shareholders. The Fund seeks to track the Index, which allocates 75% to the S&P 500 Index and 25% to the S&P Ethereum Index. The Fund rebalances these allocations monthly and may rebalance more frequently during periods of significant market volatility. When cryptocurrency prices rise or fall relative to equity prices between rebalancing dates, the Fund must sell appreciated assets and purchase depreciated assets to restore the target allocation of 75% to 25% in equity and cryptocurrency, respectively. These transactions generate transaction costs and may result in the realization of capital gains that will be distributed to shareholders.

CYBER HORNET S&P 500(R) and Ethereum 75/25 Strategy ETF | Risks Related to the Regulation of Cryptocurrency [Member]
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Risk [Text Block]

Risks Related to the Regulation of Cryptocurrency. Any final determination by a court that a cryptocurrency is a “security” or “commodity” may adversely affect the value of the cryptocurrency and the value of the Fund’s shares, and, if the cryptocurrency is not, or cannot, be registered as a security, result in a potential termination of the Fund.

Depending on its characteristics, a cryptocurrency may be considered a “security” under the federal securities laws. The test for determining whether a particular cryptocurrency is a “security” is complex and challenging to apply, and the outcome is difficult to predict. If an appropriate court determines that the relevant cryptocurrency is a security, the Adviser would not intend to permit the Fund to continue holding its investments in a way that would violate the federal securities laws (and therefore, if necessary, would either dissolve the Fund or potentially seek to operate the Fund in a manner that complies with the federal securities laws).

CYBER HORNET S&P 500(R) and Ethereum 75/25 Strategy ETF | Cryptocurrency Market Volatility Risk [Member]
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Cryptocurrency Market Volatility Risk. The prices of cryptocurrencies have historically been highly volatile. The value of the Fund’s exposure to a cryptocurrency – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the cryptocurrency component of the Fund, you should not invest in it.

CYBER HORNET S&P 500(R) and Ethereum 75/25 Strategy ETF | Cryptocurrency Futures Contracts Risk [Member]
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Cryptocurrency Futures Contracts Risk – The market for cryptocurrency futures contracts may be less developed, potentially less liquid, and more volatile than more established futures markets. While the cryptocurrency futures contracts market has grown substantially since cryptocurrency futures contracts commenced trading, there can be no assurance that this growth will continue. The price for cryptocurrency futures contracts is based on many factors, including the supply and demand for cryptocurrency futures contracts. Market conditions and expectations, position limits, collateral requirements, and other factors can each impact the supply and demand for cryptocurrency futures contracts. At times, increased demand paired with supply constraints and other factors have caused cryptocurrency futures contracts to trade at a significant discount or premium to the “spot” price of the relevant cryptocurrency. Additional demand, including demand resulting from the purchase, or anticipated purchase, of cryptocurrency futures contracts by the Fund or other entities, may increase that premium, perhaps significantly. It is impossible to predict whether or how long such conditions will continue. To the extent the Fund purchases futures contracts at a premium and the premium declines, the value of an investment in the Fund also should be expected to decline.

Market conditions and expectations, position limits, collateral requirements, and other factors may also limit the Fund’s ability to achieve its desired exposure to cryptocurrency futures contracts. If the Fund cannot achieve such exposure, it may not meet its investment objective, and its returns may be different from the index or lower than expected. Additionally, collateral requirements may require the Fund to liquidate its position, potentially incurring losses and expenses, when it otherwise would not do so. Investing in derivatives like cryptocurrency futures contracts may be considered aggressive and expose the Fund to significant risks. These risks include counterparty risk and liquidity risk. The performance of cryptocurrency futures contracts and the relevant cryptocurrency may differ and may not be correlated with each other, over short or long periods, and may cause cryptocurrency futures to underperform the spot price of the relevant cryptocurrency.

CYBER HORNET S&P 500(R) and Ethereum 75/25 Strategy ETF | Cryptocurrency Futures Capacity Risk [Member]
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Cryptocurrency Futures Capacity Risk – If the Fund’s ability to obtain exposure to cryptocurrency futures contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the cryptocurrency futures market, a disruption to the cryptocurrency futures market, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the CME, or the CFTC, the Fund may not be able to achieve its investment objective and may experience significant losses. Margin levels for cryptocurrency futures contracts are substantially higher than the margin requirements for more established futures contracts. Margin requirements are subject to change and may be raised in the future by the exchanges on which they trade and the FCMs. High margin requirements could prevent the Fund from obtaining its desired exposure to cryptocurrency futures and may adversely affect the Fund’s ability to achieve its investment objective. Any disruption in the Fund’s ability to get exposure to cryptocurrency futures contracts will cause the Fund’s performance to deviate from the performance of the relevant cryptocurrency, cryptocurrency futures, or the Index.

CYBER HORNET S&P 500(R) and Ethereum 75/25 Strategy ETF | Cost of Futures Investment Risk [Member]
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Cost of Futures Investment Risk – When a cryptocurrency futures contract is nearing expiration, the Fund will typically “roll” the futures contract, which means it will generally sell such a contract and use the proceeds to buy a cryptocurrency futures contract with a later expiration date. The price difference between the expiring contract and longer-dated contract associated with rolling cryptocurrency futures may be substantially higher than the price difference associated with rolling other futures contracts. Additionally, the returns of cryptocurrency futures may differ from those of the relevant cryptocurrency. These differences in returns can arise due to several factors, including the costs associated with futures investments, such as “rolling,” supply and demand dynamics, interest rates, and market expectations.

CYBER HORNET S&P 500(R) and Ethereum 75/25 Strategy ETF | Cryptocurrency ETP Investing Risk [Member]
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Risk [Text Block]

Cryptocurrency ETP Investing Risk. Issuer-specific attributes related to ETPs in which the Fund may invest may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or asset, or a particular type of security or asset, may be more volatile than the market as a whole and perform differently from the value of the market as a whole. When the Fund invests in ETPs, it will incur costs related to such funds, including management fees and expenses borne by shareholders of such ETPs. The value of shares in an ETP may not replicate the performance of the relevant cryptocurrency, and, therefore, the Fund’s investments in the ETPs will not perform the same as the Fund’s direct investments in the relevant cryptocurrency.

CYBER HORNET S&P 500(R) and Ethereum 75/25 Strategy ETF | Leverage Risk [Member]
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Risk [Text Block]

Leverage Risk. Leverage risk is created when an investment, which includes, for example, an investment in a derivative contract, exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

CYBER HORNET S&P 500(R) and Ethereum 75/25 Strategy ETF | Investment in the Subsidiary Risk [Member]
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Investment in the Subsidiary Risk – The Fund is exposed to the risks of the Subsidiary’s investments, which are exposed to the risks of investing in Ether and Ether futures contracts. The Fund will also incur the expenses of the Subsidiary. Although the Subsidiary is not registered under the 1940 Act, it will provide investors with the same protections the Fund provides.

CYBER HORNET S&P 500(R) and Ethereum 75/25 Strategy ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking Error Risk – Various factors may impede the Fund's ability to track the Index or achieve a high degree of correlation with the Index. Factors contributing to tracking error include:
CYBER HORNET S&P 500(R) and Ethereum 75/25 Strategy ETF | Fees and Expenses [Member]
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Risk [Text Block]
●	Fees and Expenses: The Fund has operating and other expenses, while the Index does not. The Fund's expense ratio reduces net asset value, while the Index reflects gross performance without deductions for fees or expenses.

CYBER HORNET S&P 500(R) and Ethereum 75/25 Strategy ETF | Transaction Costs [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Transaction Costs: Buying and selling cryptocurrencies and Cryptocurrency-Related Products involve bid-ask spreads, market impact costs, trading fees, and blockchain network transaction fees that reduce the Fund's returns but are not reflected in Index performance.

CYBER HORNET S&P 500(R) and Ethereum 75/25 Strategy ETF | Cash Drag [Member]
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Risk [Text Block]
●	Cash Drag: The Fund may not be fully invested at times, generally due to cash flows into or out of the Fund, rebalancing activities, or excess cash held for various reasons. Cash positions create performance drag when cryptocurrency prices appreciate and may provide relative benefit when prices depreciate.

CYBER HORNET S&P 500(R) and Ethereum 75/25 Strategy ETF | Rebalancing and Reallocation Timing [Member]
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Risk [Text Block]
●	Rebalancing and Reallocation Timing: The Fund cannot instantaneously adjust holdings when rebalancing or reallocation events occur. Settlement of cryptocurrency transactions requires blockchain confirmations, custody transfers, and operational processes that create timing lags. During these lags, the Fund's composition may differ from the target portfolio.

CYBER HORNET S&P 500(R) and Ethereum 75/25 Strategy ETF | Investment in Investment Companies Risk [Member]
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Risk [Text Block]

Investment in Investment Companies Risk—Investing in other investment companies, including money market funds, ETFs, and ETPs, subjects the Fund to the fees and expenses of, as well as risks affecting, the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease.

CYBER HORNET S&P 500(R) and Ethereum 75/25 Strategy ETF | Trading Halt Risk [Member]
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Trading Halt Risk—An exchange or market may issue trading halts on specific securities, contracts, or instruments or may close early or late, which will affect the Fund's ability to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, or may incur substantial trading losses.

CYBER HORNET S&P 500(R) and Ethereum 75/25 Strategy ETF | Absence of an Active Market [Member]
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Absence of an Active Market: Although the Fund’s shares are approved for listing on the NASDAQ (the “Exchange”), there can be no assurance that an active trading market will develop and be maintained for Fund shares. There can also be no assurance that the Fund will grow to or maintain an economically viable size; in this case, it may experience greater tracking error to its Index than it otherwise would at higher asset levels or may ultimately liquidate.

CYBER HORNET S&P 500(R) and Ethereum 75/25 Strategy ETF | Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration: The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CYBER HORNET S&P 500(R) and Ethereum 75/25 Strategy ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. The Fund intends to affect some portion of redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute all of its portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the Fund's tax efficiency compared to ETFs that utilize a complete in-kind redemption process.

CYBER HORNET S&P 500(R) and Ethereum 75/25 Strategy ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares: Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

CYBER HORNET S&P 500(R) and Ethereum 75/25 Strategy ETF | Fluctuation of NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Fluctuation of NAV: The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s investments. The market prices of shares will generally fluctuate according to changes in the Fund’s NAV and supply and demand of shares on the Exchange. Whether Fund shares trade below, at, or above their NAV cannot be predicted. During periods of unusual volatility or market disruptions, market prices of Fund shares may deviate significantly from the market value of the Fund’s investment holdings or the NAV of Fund shares. As a result, investors in the Fund may pay substantially more or receive significantly less for Fund shares than the value of the Fund’s underlying investments or the NAV of Fund shares.

CYBER HORNET S&P 500(R) and Ethereum 75/25 Strategy ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Issues: Trading in Fund shares may be halted due to market conditions or for reasons that make trading in shares inadvisable in the view of the Exchange. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of any Fund will continue to be met or will remain unchanged, or that the shares will trade with any volume. Further, secondary markets may be subject to erratic trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in Fund shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

CYBER HORNET S&P 500(R) and Ethereum 75/25 Strategy ETF | Passive Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Passive Investment Risk. The Fund is not actively managed and therefore would not sell an equity security, futures contract, or other investment due to current or projected underperformance of a security, industry, sector, or asset class. Unlike an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

CYBER HORNET S&P 500(R) and Ethereum 75/25 Strategy ETF | Ether Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Ether Risk: Ether is a relatively new innovation with unique and substantial risks. The market for Ether is subject to rapid price swings, changes, and uncertainty. A significant portion of the demand for Ether may result from speculation. Such speculation regarding the potential future appreciation of the price of Ether may artificially inflate or deflate the price of Ether and increase volatility. The further development of the Ethereum Network and the acceptance and use of Ether are subject to various factors that are difficult to evaluate. The slowing, stopping, or reversing of the development of the Ethereum Network or the acceptance of Ether may adversely affect Ether's price and liquidity. Ether is subject to the risk of fraud, theft, manipulation, security failures, and operational or other problems that impact Ether trading platforms.

Ether generally trades on trading platforms that support trading in various crypto assets, and such platforms may be unregulated or operating out of compliance with applicable regulations. Ether and Ether trading venues are mainly unregulated, unlike the exchanges for more traditional assets such as equity securities and futures contracts. Crypto asset trading platforms where Ether is traded may become subject to regulatory authorities' enforcement actions. Realizing any of these risks could result in a decline in the acceptance of Ether and, consequently, a reduction in the value of Ether, Ether futures, and the Fund.

CYBER HORNET S&P 500(R) and Ethereum 75/25 Strategy ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
CYBER HORNET S&P 500(R) and Ethereum 75/25 Strategy ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund was recently organized with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

CYBER HORNET S&P 500(R) and Ethereum 75/25 Strategy ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As a result, you may lose money if you invest in the Fund.
CYBER HORNET S&P 500(R) and Solana 75/25 Strategy ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk – The values of equity securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security. Equity securities generally have greater price volatility than fixed-income securities.

CYBER HORNET S&P 500(R) and Solana 75/25 Strategy ETF | Rebalancing Costs and Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Costs and Tax Risk. The Fund is subject to the risk of rebalancing to track the Index that may result in significant transaction costs and tax consequences for shareholders. The Fund seeks to maintain a 75% allocation to the S&P 500 Index and a 25% allocation to the S&P Cryptocurrency Top 10 Index. The Fund rebalances these allocations monthly and may rebalance more frequently during periods of significant market volatility. When cryptocurrency prices rise or fall relative to equity prices between rebalancing dates, the Fund must sell appreciated assets and purchase depreciated assets to restore the target allocation of 75% to 25% in equity and cryptocurrency, respectively. These transactions generate transaction costs and may result in the realization of capital gains that will be distributed to shareholders.

CYBER HORNET S&P 500(R) and Solana 75/25 Strategy ETF | Risks Related to the Regulation of Cryptocurrency [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Related to the Regulation of Cryptocurrency. Any final determination by a court that a cryptocurrency is a “security” or “commodity” may adversely affect the value of the cryptocurrency and the value of the Fund’s shares, and, if the cryptocurrency is not, or cannot, be registered as a security, result in a potential termination of the Fund.

Depending on its characteristics, a cryptocurrency may be considered a “security” under the federal securities laws. The test for determining whether a particular cryptocurrency is a “security” is complex and difficult to apply, and the outcome is difficult to predict. If an appropriate court determines that the relevant cryptocurrency is a security, the Adviser would not intend to permit the Fund to continue holding its investments in a way that would violate the federal securities laws (and therefore, if necessary, would either dissolve the Fund or potentially seek to operate the Fund in a manner that complies with the federal securities laws).

CYBER HORNET S&P 500(R) and Solana 75/25 Strategy ETF | Cryptocurrency Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cryptocurrency Market Volatility Risk. The prices of cryptocurrencies have historically been highly volatile. The value of the Fund’s exposure to a cryptocurrency – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the cryptocurrency component of the Fund, you should not invest in it.

CYBER HORNET S&P 500(R) and Solana 75/25 Strategy ETF | Cryptocurrency Futures Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cryptocurrency Futures Contracts Risk – The market for cryptocurrency futures contracts may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the cryptocurrency futures contracts market has grown substantially since cryptocurrency futures contracts commenced trading, there can be no assurance that this growth will continue. The price for cryptocurrency futures contracts is based on many factors, including the supply of and the demand for cryptocurrency futures contracts. Market conditions and expectations, position limits, collateral requirements, and other factors can each impact the supply of and demand for cryptocurrency futures contracts. At times, increased demand paired with supply constraints and other factors have caused cryptocurrency futures contracts to trade at a significant discount or premium to the “spot” price of the relevant cryptocurrency. Additional demand, including demand resulting from the purchase, or anticipated purchase, of cryptocurrency futures contracts by the Fund or other entities, may increase that premium, perhaps significantly. It is impossible to predict whether or how long such conditions will continue. To the extent the Fund purchases futures contracts at a premium and the premium declines, the value of an investment in the Fund also should be expected to decline.

Market conditions and expectations, position limits, collateral requirements, and other factors may also limit the Fund’s ability to achieve its desired exposure to cryptocurrency futures contracts. If the Fund cannot achieve such exposure, it may not meet its investment objective, and its returns may be different from those of the index or lower than expected. Additionally, collateral requirements may require the Fund to liquidate its position, potentially incurring losses and expenses, when it otherwise would not do so. Investing in derivatives like cryptocurrency futures contracts may be considered aggressive and expose the Fund to significant risks. These risks include counterparty risk and liquidity risk. The performance of cryptocurrency futures contracts and the relevant cryptocurrency may differ and may not be correlated with each other, over short or long periods, and may cause cryptocurrency futures to underperform the spot price of the relevant cryptocurrency.

CYBER HORNET S&P 500(R) and Solana 75/25 Strategy ETF | Cryptocurrency Futures Capacity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cryptocurrency Futures Capacity Risk – If the Fund’s ability to obtain exposure to cryptocurrency futures contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the cryptocurrency futures market, a disruption to the cryptocurrency futures market, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the CME, or the CFTC, the Fund may not be able to achieve its investment objective and may experience significant losses. Margin levels for cryptocurrency futures contracts are substantially higher than the margin requirements for more established futures contracts. Margin requirements are subject to change and may be raised in the future by the exchanges on which they trade and the FCMs. High margin requirements could prevent the Fund from obtaining its desired exposure to cryptocurrency futures and may adversely affect the Fund’s ability to achieve its investment objective. Any disruption in the Fund’s ability to obtain exposure to cryptocurrency futures contracts will cause the Fund’s performance to deviate from the performance of the relevant cryptocurrency, cryptocurrency futures, or the Index.

CYBER HORNET S&P 500(R) and Solana 75/25 Strategy ETF | Cost of Futures Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cost of Futures Investment Risk – When a cryptocurrency futures contract is nearing expiration, the Fund will typically “roll” the futures contract, which means it will generally sell such a contract and use the proceeds to buy a cryptocurrency futures contract with a later expiration date. The price difference between the expiring contract and longer-dated contract associated with rolling cryptocurrency futures may be substantially higher than the price difference associated with rolling other futures contracts. Additionally, the returns of cryptocurrency futures may differ from the returns of the relevant cryptocurrency. These differences in returns can arise due to several factors, including the costs associated with futures investments, such as “rolling,” supply and demand dynamics, interest rates, and market expectations.

CYBER HORNET S&P 500(R) and Solana 75/25 Strategy ETF | Cryptocurrency ETP Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cryptocurrency ETP Investing Risk. Issuer-specific attributes related to ETPs in which the Fund may invest may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or asset, or a particular type of security or asset, may be more volatile than the market as a whole and perform differently from the value of the market as a whole. When the Fund invests in ETPs, it will incur costs related to such funds, including management fees and expenses borne by shareholders of such ETPs. The value of shares in an ETP may not replicate the performance of the relevant cryptocurrency, and, therefore, the Fund’s investments in the ETPs will not perform the same as the Fund’s direct investments in the relevant cryptocurrency.

CYBER HORNET S&P 500(R) and Solana 75/25 Strategy ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. Leverage risk is created when an investment, which includes, for example, an investment in a derivative contract, exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

CYBER HORNET S&P 500(R) and Solana 75/25 Strategy ETF | Investment in the Subsidiary Risk [Member]
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Risk [Text Block]

Investment in the Subsidiary Risk – The Fund is exposed to the risks of the Subsidiary’s investments, which are exposed to the risks of investing in Solana (SOL) and Solana futures contracts. The Fund will also incur the expenses of the Subsidiary. Although the Subsidiary is not registered under the 1940 Act, it will provide investors with the same protections the Fund provides.

CYBER HORNET S&P 500(R) and Solana 75/25 Strategy ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking Error Risk – Various factors may impede the Fund's ability to track the Index or achieve a high degree of correlation with the Index. Factors contributing to tracking error include:
CYBER HORNET S&P 500(R) and Solana 75/25 Strategy ETF | Fees and Expenses [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fees and Expenses: The Fund has operating and other expenses, while the Index does not. The Fund's expense ratio reduces net asset value, while the Index reflects gross performance without deductions for fees or expenses.

CYBER HORNET S&P 500(R) and Solana 75/25 Strategy ETF | Transaction Costs [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Transaction Costs: Buying and selling cryptocurrencies and Cryptocurrency-Related Products involve bid-ask spreads, market impact costs, trading fees, and blockchain network transaction fees that reduce the Fund's returns but are not reflected in Index performance.

CYBER HORNET S&P 500(R) and Solana 75/25 Strategy ETF | Cash Drag [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Drag: The Fund may not be fully invested at times, generally due to cash flows into or out of the Fund, rebalancing activities, or excess cash held for various reasons. Cash positions create performance drag when cryptocurrency prices appreciate and may provide relative benefit when prices depreciate.

CYBER HORNET S&P 500(R) and Solana 75/25 Strategy ETF | Rebalancing and Reallocation Timing [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Rebalancing and Reallocation Timing: The Fund cannot instantaneously adjust holdings when rebalancing or reallocation events occur. Settlement of cryptocurrency transactions requires blockchain confirmations, custody transfers, and operational processes that create timing lags. During these lags, the Fund's composition may differ from the target portfolio.

CYBER HORNET S&P 500(R) and Solana 75/25 Strategy ETF | Investment in Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment in Investment Companies Risk – Investing in other investment companies, including money market funds and exchange-traded funds, subjects the Fund to the fees and expenses of, as well as those risks affecting, the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease.

CYBER HORNET S&P 500(R) and Solana 75/25 Strategy ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk – An exchange or market may issue trading halts on specific securities, contracts, or instruments, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments or may incur substantial trading losses.

CYBER HORNET S&P 500(R) and Solana 75/25 Strategy ETF | Absence of an Active Market [Member]
Prospectus [Line Items]
Risk [Text Block]

Absence of an Active Market: Although the Fund’s shares are approved for listing on the NASDAQ (the “Exchange”), there can be no assurance that an active trading market will develop and be maintained for Fund shares. There can also be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may experience greater tracking error to its Index than it otherwise would at higher asset levels or may ultimately liquidate.

CYBER HORNET S&P 500(R) and Solana 75/25 Strategy ETF | Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration: The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CYBER HORNET S&P 500(R) and Solana 75/25 Strategy ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. The Fund intends to affect some portion of redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute all of its portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the Fund's tax efficiency compared to ETFs that utilize a complete in-kind redemption process.

CYBER HORNET S&P 500(R) and Solana 75/25 Strategy ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares: Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

CYBER HORNET S&P 500(R) and Solana 75/25 Strategy ETF | Fluctuation of NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Fluctuation of NAV: The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s investments. The market prices of shares will generally fluctuate according to changes in the Fund’s NAV and supply and demand of shares on the Exchange. Whether Fund shares will trade below, at, or above their NAV cannot be predicted. During periods of unusual volatility or market disruptions, market prices of Fund shares may deviate significantly from the market value of the Fund’s investment holdings or the NAV of Fund shares. As a result, investors in the Fund may pay significantly more or receive significantly less for Fund shares than the value of the Fund’s underlying investments or the NAV of Fund shares.

CYBER HORNET S&P 500(R) and Solana 75/25 Strategy ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Issues: Trading in Fund shares may be halted due to market conditions or for reasons that make trading in shares inadvisable in the view of the Exchange. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of any Fund will continue to be met or will remain unchanged or that the shares will trade with any volume. Further, secondary markets may be subject to erratic trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in Fund shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

CYBER HORNET S&P 500(R) and Solana 75/25 Strategy ETF | Passive Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Passive Investment Risk. The Fund is not actively managed and therefore would not sell an equity security, futures contract, or other investment due to current or projected underperformance of a security, industry, sector, or asset class. Unlike an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

CYBER HORNET S&P 500(R) and Solana 75/25 Strategy ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
CYBER HORNET S&P 500(R) and Solana 75/25 Strategy ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund was recently organized with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.

CYBER HORNET S&P 500(R) and Solana 75/25 Strategy ETF | Solana (SOL) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Solana (SOL) Risk. The Fund is subject to the risks of investing in Solana (SOL) directly and indirectly through its investments in the ETPs that obtain exposure to Solana (SOL) and other assets that provide exposure to Solana (SOL). The market price for Solana (SOL) is extremely volatile and will likely continue to be volatile. Solana (SOL) is the native token for the Solana Network and is used for transaction fees and governance on the Solana Network. Accordingly, Solana (SOL)'s value largely depends on the acceptability and usage levels of the Solana Network and its applications by users. Factors contributing to the volatility of the price of Solana (SOL) include, but are not limited to, the maintenance and development of the open-source software protocol of the Solana Network, forks in the Solana Network, speculation and consumer preferences and perceptions of Solana (SOL) specifically and digital assets generally, investment and trading activities of large investors that invest directly or indirectly in Solana (SOL), and the fees associated with processing a transaction on the Solana Network, the speed at which transactions are processed and settled on the Solana Network. The price of Solana (SOL) is also affected by interruptions in service from closures or failures of major digital asset trading platforms, cloud services, and network latency.

CYBER HORNET S&P 500(R) and Solana 75/25 Strategy ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As a result, you may lose money if you invest in the Fund.
CYBER HORNET S&P 500(R) and XRP 75/25 Strategy ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk – The values of equity securities may decline due to general market conditions not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the security issuer. Equity securities generally have greater price volatility than fixed-income securities. Returns from large-capitalization stocks may trail returns from the overall stock market. Large-cap stocks tend to go through cycles of performing better or worse than other segments of the stock market or the stock market in general. These periods have, in the past, lasted several years.

CYBER HORNET S&P 500(R) and XRP 75/25 Strategy ETF | Rebalancing Costs and Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Costs and Tax Risk. The Fund is subject to the risk of rebalancing to track the Index that may result in significant transaction costs and tax consequences for shareholders. The Fund seeks to maintain a 75% allocation to the S&P 500 Index and a 25% allocation to the S&P Cryptocurrency Top 10 Index. The Fund rebalances these allocations monthly and may rebalance more frequently during periods of significant market volatility. When cryptocurrency prices rise or fall relative to equity prices between rebalancing dates, the Fund must sell appreciated assets and purchase depreciated assets to restore the target allocation of 75% to 25% in equity and cryptocurrency, respectively. These transactions generate transaction costs and may result in the realization of capital gains that will be distributed to shareholders.

CYBER HORNET S&P 500(R) and XRP 75/25 Strategy ETF | Risks Related to the Regulation of Cryptocurrency [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Related to the Regulation of Cryptocurrency. Any final determination by a court that a cryptocurrency is a “security” or “commodity” may adversely affect the value of the cryptocurrency and the value of the Fund’s shares, and, if the cryptocurrency is not, or cannot, be registered as a security, result in a potential termination of the Fund.

Depending on its characteristics, a cryptocurrency may be considered a “security” under the federal securities laws. The test for determining whether a particular cryptocurrency is a “security” is complex and challenging to apply, and the outcome is difficult to predict. If an appropriate court determines that the relevant cryptocurrency is a security, the Adviser would not intend to permit the Fund to continue holding its investments in a way that would violate the federal securities laws (and therefore, if necessary, would either dissolve the Fund or potentially seek to operate the Fund in a manner that complies with the federal securities laws).

CYBER HORNET S&P 500(R) and XRP 75/25 Strategy ETF | Cryptocurrency Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cryptocurrency Market Volatility Risk. The prices of cryptocurrencies have historically been highly volatile. The value of the Fund’s exposure to a cryptocurrency – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the cryptocurrency component of the Fund, you should not invest in it.

CYBER HORNET S&P 500(R) and XRP 75/25 Strategy ETF | Cryptocurrency Futures Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cryptocurrency Futures Contracts Risk – The market for cryptocurrency futures contracts may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the cryptocurrency futures contracts market has grown substantially since cryptocurrency futures contracts commenced trading, there can be no assurance that this growth will continue. The price for cryptocurrency futures contracts is based on many factors, including the supply of and the demand for cryptocurrency futures contracts. Market conditions and expectations, position limits, collateral requirements, and other factors can each impact the supply of and demand for cryptocurrency futures contracts. At times, increased demand paired with supply constraints and other factors have caused cryptocurrency futures contracts to trade at a significant discount or premium to the “spot” price of the relevant cryptocurrency. Additional demand, including demand resulting from the purchase, or anticipated purchase, of cryptocurrency futures contracts by the Fund or other entities, may increase that premium, perhaps significantly. It is impossible to predict whether or how long such conditions will continue. To the extent the Fund purchases futures contracts at a premium and the premium declines, the value of an investment in the Fund also should be expected to decline.

Market conditions and expectations, position limits, collateral requirements, and other factors may also limit the Fund’s ability to achieve its desired exposure to cryptocurrency futures contracts. If the Fund cannot achieve such exposure, it may not meet its investment objective, and its returns may be different from those of the index or lower than expected. Additionally, collateral requirements may require the Fund to liquidate its position, potentially incurring losses and expenses, when it otherwise would not do so. Investing in derivatives like cryptocurrency futures contracts may be considered aggressive and expose the Fund to significant risks. These risks include counterparty risk and liquidity risk. The performance of cryptocurrency futures contracts and the relevant cryptocurrency may differ and may not be correlated with each other, over short or long periods, and may cause cryptocurrency futures to underperform the spot price of the relevant cryptocurrency.

CYBER HORNET S&P 500(R) and XRP 75/25 Strategy ETF | Cryptocurrency Futures Capacity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cryptocurrency Futures Capacity Risk – If the Fund’s ability to obtain exposure to cryptocurrency futures contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the cryptocurrency futures market, a disruption to the cryptocurrency futures market, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the CME, or the CFTC, the Fund may not be able to achieve its investment objective and may experience significant losses. Margin levels for cryptocurrency futures contracts are substantially higher than the margin requirements for more established futures contracts. Margin requirements are subject to change and may be raised in the future by the exchanges on which they trade and the FCMs. High margin requirements could prevent the Fund from obtaining its desired exposure to cryptocurrency futures and may adversely affect the Fund’s ability to achieve its investment objective. Any disruption in the Fund’s ability to obtain exposure to cryptocurrency futures contracts will cause the Fund’s performance to deviate from the performance of the relevant cryptocurrency, cryptocurrency futures, or the Index.

CYBER HORNET S&P 500(R) and XRP 75/25 Strategy ETF | Cost of Futures Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cost of Futures Investment Risk – When a cryptocurrency futures contract is nearing expiration, the Fund will typically “roll” the futures contract, which means it will generally sell such a contract and use the proceeds to buy a cryptocurrency futures contract with a later expiration date. The price difference between the expiring contract and longer-dated contract associated with rolling cryptocurrency futures may be substantially higher than the price difference associated with rolling other futures contracts. Additionally, the returns of cryptocurrency futures may differ from the returns of the relevant cryptocurrency. These differences in returns can arise due to several factors, including the costs associated with futures investments, such as “rolling,” supply and demand dynamics, interest rates, and market expectations.

CYBER HORNET S&P 500(R) and XRP 75/25 Strategy ETF | Cryptocurrency ETP Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cryptocurrency ETP Investing Risk. Issuer-specific attributes related to ETPs in which the Fund may invest may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or asset, or a particular type of security or asset, may be more volatile than the market as a whole and perform differently from the value of the market as a whole. When the Fund invests in ETPs, it will incur costs related to such funds, including management fees and expenses borne by shareholders of such ETPs. The value of shares in an ETP may not replicate the performance of the relevant cryptocurrency, and, therefore, the Fund’s investments in the ETPs will not perform the same as the Fund’s direct investments in the relevant cryptocurrency.

CYBER HORNET S&P 500(R) and XRP 75/25 Strategy ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. Leverage risk is created when an investment, which includes, for example, an investment in a derivative contract, exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

CYBER HORNET S&P 500(R) and XRP 75/25 Strategy ETF | Investment in the Subsidiary Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment in the Subsidiary Risk – The Fund is exposed to the risks of the Subsidiary’s investments, which are exposed to the risks of investing in Ether and Ether futures contracts. The Fund will also incur the expenses of the Subsidiary. Although the Subsidiary is not registered under the 1940 Act, it will provide investors with the same protections the Fund provides.

CYBER HORNET S&P 500(R) and XRP 75/25 Strategy ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking Error Risk – Various factors may impede the Fund's ability to track the Index or achieve a high degree of correlation with the Index. Factors contributing to tracking error include:
CYBER HORNET S&P 500(R) and XRP 75/25 Strategy ETF | Fees and Expenses [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fees and Expenses: The Fund has operating and other expenses, while the Index does not. The Fund's expense ratio reduces net asset value, while the Index reflects gross performance without deductions for fees or expenses.

CYBER HORNET S&P 500(R) and XRP 75/25 Strategy ETF | Transaction Costs [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Transaction Costs: Buying and selling cryptocurrencies and Cryptocurrency-Related Products involve bid-ask spreads, market impact costs, trading fees, and blockchain network transaction fees that reduce the Fund's returns but are not reflected in Index performance.

CYBER HORNET S&P 500(R) and XRP 75/25 Strategy ETF | Cash Drag [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Drag: The Fund may not be fully invested at times, generally due to cash flows into or out of the Fund, rebalancing activities, or excess cash held for various reasons. Cash positions create performance drag when cryptocurrency prices appreciate and may provide relative benefit when prices depreciate.

CYBER HORNET S&P 500(R) and XRP 75/25 Strategy ETF | Rebalancing and Reallocation Timing [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Rebalancing and Reallocation Timing: The Fund cannot instantaneously adjust holdings when rebalancing or reallocation events occur. Settlement of cryptocurrency transactions requires blockchain confirmations, custody transfers, and operational processes that create timing lags. During these lags, the Fund's composition may differ from the target portfolio.

CYBER HORNET S&P 500(R) and XRP 75/25 Strategy ETF | Investment in Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment in Investment Companies Risk – Investing in other investment companies, including money market funds and exchange-traded funds, subjects the Fund to the fees and expenses of, as well as those risks affecting, the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease.

CYBER HORNET S&P 500(R) and XRP 75/25 Strategy ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk – An exchange or market may issue trading halts on specific securities, contracts, or instruments, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments or may incur substantial trading losses.

CYBER HORNET S&P 500(R) and XRP 75/25 Strategy ETF | Absence of an Active Market [Member]
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Risk [Text Block]

Absence of an Active Market: Although the Fund’s shares are approved for listing on the NASDAQ (the “Exchange”), there can be no assurance that an active trading market will develop and be maintained for Fund shares. There can also be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may experience greater tracking error to its Index than it otherwise would at higher asset levels or may ultimately liquidate.

CYBER HORNET S&P 500(R) and XRP 75/25 Strategy ETF | Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration: The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CYBER HORNET S&P 500(R) and XRP 75/25 Strategy ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. The Fund intends to affect some portion of redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute all of its portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the Fund's tax efficiency compared to ETFs that utilize a complete in-kind redemption process.

CYBER HORNET S&P 500(R) and XRP 75/25 Strategy ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares: Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

CYBER HORNET S&P 500(R) and XRP 75/25 Strategy ETF | Fluctuation of NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Fluctuation of NAV: The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s investments. The market prices of shares will generally fluctuate according to changes in the Fund’s NAV and supply and demand of shares on the Exchange. Whether Fund shares will trade below, at, or above their NAV cannot be predicted. During periods of unusual volatility or market disruptions, market prices of Fund shares may deviate significantly from the market value of the Fund’s investment holdings or the NAV of Fund shares. As a result, investors in the Fund may pay significantly more or receive significantly less for Fund shares than the value of the Fund’s underlying investments or the NAV of Fund shares.

CYBER HORNET S&P 500(R) and XRP 75/25 Strategy ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Issues: Trading in Fund shares may be halted due to market conditions or for reasons that make trading in shares inadvisable in the view of the Exchange. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of any Fund will continue to be met or will remain unchanged or that the shares will trade with any volume. Further, secondary markets may be subject to erratic trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in Fund shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

CYBER HORNET S&P 500(R) and XRP 75/25 Strategy ETF | Passive Investment Risk [Member]
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Risk [Text Block]

Passive Investment Risk. The Fund is not actively managed and therefore would not sell an equity security, futures contract, or other investment due to current or projected underperformance of a security, industry, sector, or asset class. Unlike an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

CYBER HORNET S&P 500(R) and XRP 75/25 Strategy ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
CYBER HORNET S&P 500(R) and XRP 75/25 Strategy ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund was recently organized with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.

CYBER HORNET S&P 500(R) and XRP 75/25 Strategy ETF | XRP Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

XRP Risk – XRP is a relatively new innovation with unique and substantial risks. The markets for XRP may be less liquid and more volatile than other markets for more established products. Executing an XRP trade at a specific price may be difficult when there is a relatively small volume of buy and sell orders in the XRP market. A market disruption can also make it more difficult to liquidate a position or find a suitable counterparty at a reasonable cost. Unlike other digital assets such as Bitcoin or Ether, XRP was not mined gradually over time. Instead, all 100 billion XRP tokens were created at the time of the XRP Ledger’s launch in 2012. This means that every XRP token that exists today, or will ever exist, was generated from the outset of the XRP Ledger. As a result, the supply of XRP cannot be adjusted in response to economic conditions. For instance, there is no ability for the supply of XRP to be increased to meet rising demand, which could lead to price volatility. In addition, unlike blockchains that utilize “proof-of-work” or “proof-of-stake” where miners or stakers are rewarded with newly minted coins or tokens, XRP validators are not incentivized by block rewards since there is no new issuance of XRP.

The market for XRP is subject to rapid price swings, changes, and uncertainty. A significant portion of the demand for XRP may result from speculation. The value of XRP has been, and may continue to be, substantially dependent on speculation. Such speculation regarding the potential future appreciation of the price of XRP may artificially inflate or deflate the price of XRP and increase volatility.

The further development of the XRP Ledger and the acceptance and use of XRP may be subject to various factors that are difficult to evaluate. The slowing, stopping, or reversing of the development of the XRP Ledger or the acceptance of XRP may adversely affect the price and liquidity of XRP.

A network of independent validator nodes validate transactions on the XRP Ledger, a distributed ledger upon which XRP transactions are processed and settled. These nodes do not mine new blocks but instead participate in a consensus process to ensure transactions are valid and correctly ordered on the ledger. Any node can act as a validator, but for practical purposes, the XRP Ledger depends on a trusted set of validators known as the Unique Node List (the “UNL”). Each node maintains a UNL, a list of other validators that the node trusts. For the consensus process to work, there must be some overlap in the UNLs across different nodes.

A small number of holders holds a significant portion of XRP, sometimes called “whales”. Transactions by these holders may influence the price of XRP, and these holders may be able to manipulate the price of XRP. For example, of the 100 billion XRP generated by the XRP Ledger’s code, the founders of Ripple Labs Inc., a corporation incorporated and existing under the laws of Delaware (“Ripple Labs”), retained 20 billion XRP, and the remaining 80 billion XRP were initially allocated to Ripple Labs.

CYBER HORNET S&P 500(R) and XRP 75/25 Strategy ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As a result, you may lose money if you invest in the Fund.
CYBER HORNET S&P 500(R) and Crypto Top 10 Strategy ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk – The values of equity securities may decline due to general market conditions not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment. The prices of equity securities fluctuate, sometimes widely, in response to activities specific to the security issuer. Equity securities generally have greater price volatility than fixed-income securities. Returns from large-capitalization stocks may trail returns from the overall stock market. Large-cap stocks tend to go through cycles of performing better or worse than other segments of the stock market or the stock market in general. These periods have, in the past, lasted several years.

CYBER HORNET S&P 500(R) and Crypto Top 10 Strategy ETF | Bitcoin Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Bitcoin Risk – The Bitcoin network has a limited history relative to traditional commodities and currencies. There is no assurance that use or acceptance of Bitcoin will continue to grow. A contraction in use or adoption of Bitcoin may result in increased volatility or a reduction in the price of Bitcoin, which would likely have an adverse impact on the value of the Shares. Sales of newly created or “mined” Bitcoin may cause the price of Bitcoin to decline, which could negatively affect an investment in the Shares. Bitcoin trading prices experience high levels of volatility, and in some cases such volatility has been sudden and extreme. Because of such volatility, Shareholders could lose all or substantially all of the Bitcoin component of their investment in the Fund in a very short time, even in the course of one day. Shareholders who invest in the Fund should actively monitor their investments. The Bitcoin network could cease to be a focal point for developer activity, and there is no assurance that the most active developers who participate in monitoring and upgrading the software protocols on which the Bitcoin network is based will continue to do so in the future, which could damage the network or reduce Bitcoin’s competitiveness with competing digital assets or blockchain protocols. Disruptions at Bitcoin spot markets and in the Bitcoin futures markets could adversely affect the availability or price of Bitcoin.

From time to time, developers may suggest changes to the bitcoin software. If a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the bitcoin software, may be created. This is often referred to as a “fork.” Bitcoin has been forked numerous times to launch new digital assets. Additional hard forks of the Bitcoin blockchain could impact demand for bitcoin or other digital assets and could adversely impact the Fund’s Bitcoin futures. A fork in the Bitcoin network could adversely affect the market for Bitcoin futures in which the Fund invests and, therefore, an investment in the Fund.

Bitcoin exchanges and other trading venues on which bitcoin trades are relatively new and, in most cases, largely unregulated and may therefore be more exposed to fraud and failure than established, regulated exchanges for securities and derivatives. Bitcoin exchanges have in the past, and may in the future, stop operating or permanently shut down due to fraud, cybersecurity issues, manipulation, technical glitches, hackers or malware, which may also affect the price of bitcoin and thus the Fund’s indirect investment in bitcoin. All networked systems are vulnerable to various kinds of attacks. As with any computer network, the Bitcoin network contains certain flaws. For example, the Bitcoin network is currently vulnerable to a “51% attack” where, if a mining pool were to gain control of more than 50% of the “hash” rate, or the amount of computing and process power being contributed to the network through mining, a malicious actor would be able to gain full control of the network and the ability to manipulate the blockchain. A significant portion of bitcoin may be held by a small number of holders sometimes referred to as “whales.” These holders have the ability to manipulate the price of bitcoin. As a digital asset, bitcoin is subject to cybersecurity risks, including the risk that malicious actors will exploit flaws in its code or structure that will allow them to, among other things, steal bitcoin held by others, control the blockchain, steal personally identifying information, or issue significant amounts of bitcoin in contravention of the Bitcoin protocols.

The occurrence of any of these events is likely to have a significant adverse impact on the price and liquidity of bitcoin and Bitcoin Futures and therefore the value of an investment in the Fund. Additionally, the Bitcoin network’s functionality relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of the Bitcoin network. Any technical disruptions or regulatory limitations that affect Internet access may have an adverse effect on the Bitcoin network, the price of bitcoin and Bitcoin Futures, and the value of an investment in the Fund.

CYBER HORNET S&P 500(R) and Crypto Top 10 Strategy ETF | Rebalancing Costs and Tax Risk [Member]
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Risk [Text Block]

Rebalancing Costs and Tax Risk. The Fund is subject to the risk of rebalancing to track the Index that may result in significant transaction costs and tax consequences for shareholders. The Fund seeks to maintain a 75% allocation to the S&P 500 Index and a 25% allocation to the S&P Cryptocurrency Top 10 Index. The Fund rebalances these allocations monthly and may rebalance more frequently during periods of significant market volatility. When cryptocurrency prices rise or fall relative to equity prices between rebalancing dates, the Fund must sell appreciated assets and purchase depreciated assets to restore the target allocation of 75% to 25% in equity and cryptocurrency, respectively. These transactions generate transaction costs and may result in the realization of capital gains that will be distributed to shareholders.

CYBER HORNET S&P 500(R) and Crypto Top 10 Strategy ETF | Risks Related to the Regulation of Cryptocurrency [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Related to the Regulation of Cryptocurrency. Any final determination by a court that a cryptocurrency is a “security” or “commodity” may adversely affect the value of the cryptocurrency and the value of the Fund’s shares, and, if the cryptocurrency is not, or cannot, be registered as a security, result in a potential termination of the Fund.

Depending on its characteristics, a cryptocurrency may be considered a “security” under the federal securities laws. The test for determining whether a particular cryptocurrency is a “security” is complex and challenging to apply, and the outcome is difficult to predict. If an appropriate court determines that the relevant cryptocurrency is a security, the Adviser would not intend to permit the Fund to continue holding its investments in a way that would violate the federal securities laws (and therefore, if necessary, would either dissolve the Fund or potentially seek to operate the Fund in a manner that complies with the federal securities laws).

CYBER HORNET S&P 500(R) and Crypto Top 10 Strategy ETF | Cryptocurrency Market Volatility Risk [Member]
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Risk [Text Block]

Cryptocurrency Market Volatility Risk. The prices of cryptocurrencies have historically been highly volatile. The value of the Fund’s exposure to a cryptocurrency – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the cryptocurrency component of the Fund, you should not invest in it.

CYBER HORNET S&P 500(R) and Crypto Top 10 Strategy ETF | Cryptocurrency Futures Contracts Risk [Member]
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Risk [Text Block]

Cryptocurrency Futures Contracts Risk – The market for cryptocurrency futures contracts may be less developed, potentially less liquid, and more volatile than more established futures markets. While the cryptocurrency futures contracts market has grown substantially since cryptocurrency futures contracts commenced trading, there can be no assurance that this growth will continue. The price for cryptocurrency futures contracts is based on many factors, including the supply and demand for cryptocurrency futures contracts. Market conditions and expectations, position limits, collateral requirements, and other factors can each impact the supply and demand for cryptocurrency futures contracts. At times, increased demand paired with supply constraints and other factors have caused cryptocurrency futures contracts to trade at a significant discount or premium to the “spot” price of the relevant cryptocurrency. Additional demand, including demand resulting from the purchase, or anticipated purchase, of cryptocurrency futures contracts by the Fund or other entities, may increase that premium, perhaps significantly. It is impossible to predict whether or how long such conditions will continue. To the extent the Fund purchases futures contracts at a premium and the premium declines, the value of an investment in the Fund also should be expected to decline.

Market conditions and expectations, position limits, collateral requirements, and other factors may also limit the Fund’s ability to achieve its desired exposure to cryptocurrency futures contracts. If the Fund cannot achieve such exposure, it may not meet its investment objective, and its returns may be different from the index or lower than expected. Additionally, collateral requirements may require the Fund to liquidate its position, potentially incurring losses and expenses, when it otherwise would not do so. Investing in derivatives like cryptocurrency futures contracts may be considered aggressive and expose the Fund to significant risks. These risks include counterparty risk and liquidity risk. The performance of cryptocurrency futures contracts and the relevant cryptocurrency may differ and may not be correlated with each other, over short or long periods, and may cause cryptocurrency futures to underperform the spot price of the relevant cryptocurrency.

CYBER HORNET S&P 500(R) and Crypto Top 10 Strategy ETF | Cryptocurrency Futures Capacity Risk [Member]
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Risk [Text Block]

Cryptocurrency Futures Capacity Risk – If the Fund’s ability to obtain exposure to cryptocurrency futures contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the cryptocurrency futures market, a disruption to the cryptocurrency futures market, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the CME, or the CFTC, the Fund may not be able to achieve its investment objective and may experience significant losses. Margin levels for cryptocurrency futures contracts are substantially higher than the margin requirements for more established futures contracts. Margin requirements are subject to change and may be raised in the future by the exchanges on which they trade and the FCMs. High margin requirements could prevent the Fund from obtaining its desired exposure to cryptocurrency futures and may adversely affect the Fund’s ability to achieve its investment objective. Any disruption in the Fund’s ability to get exposure to cryptocurrency futures contracts will cause the Fund’s performance to deviate from the performance of the relevant cryptocurrency, cryptocurrency futures, or the Index.

CYBER HORNET S&P 500(R) and Crypto Top 10 Strategy ETF | Cost of Futures Investment Risk [Member]
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Risk [Text Block]

Cost of Futures Investment Risk – When a cryptocurrency futures contract is nearing expiration, the Fund will typically “roll” the futures contract, which means it will generally sell such a contract and use the proceeds to buy a cryptocurrency futures contract with a later expiration date. The price difference between the expiring contract and longer-dated contract associated with rolling cryptocurrency futures may be substantially higher than the price difference associated with rolling other futures contracts. Additionally, the returns of cryptocurrency futures may differ from those of the relevant cryptocurrency. These differences in returns can arise due to several factors, including the costs associated with futures investments, such as “rolling,” supply and demand dynamics, interest rates, and market expectations.

CYBER HORNET S&P 500(R) and Crypto Top 10 Strategy ETF | Cryptocurrency ETP Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cryptocurrency ETP Investing Risk. Issuer-specific attributes related to ETPs in which the Fund may invest may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or asset, or a particular type of security or asset, may be more volatile than the market as a whole and perform differently from the value of the market as a whole. When the Fund invests in ETPs, it will incur costs related to such funds, including management fees and expenses borne by shareholders of such ETPs. The value of shares in an ETP may not replicate the performance of the relevant cryptocurrency, and, therefore, the Fund’s investments in the ETPs will not perform the same as the Fund’s direct investments in the relevant cryptocurrency.

CYBER HORNET S&P 500(R) and Crypto Top 10 Strategy ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. Leverage risk is created when an investment, which includes, for example, an investment in a derivative contract, exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

CYBER HORNET S&P 500(R) and Crypto Top 10 Strategy ETF | Investment in the Subsidiary Risk [Member]
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Risk [Text Block]

Investment in the Subsidiary Risk – The Fund is exposed to the risks of the Subsidiary’s investments, which are exposed to the risks of investing in Ether and Ether futures contracts. The Fund will also incur the expenses of the Subsidiary. Although the Subsidiary is not registered under the 1940 Act, it will provide investors with the same protections the Fund provides.

CYBER HORNET S&P 500(R) and Crypto Top 10 Strategy ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking Error Risk – Various factors may impede the Fund's ability to track the Index or achieve a high degree of correlation with the Index. Factors contributing to tracking error include:
CYBER HORNET S&P 500(R) and Crypto Top 10 Strategy ETF | Fees and Expenses [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fees and Expenses: The Fund has operating and other expenses, while the Index does not. The Fund's expense ratio reduces net asset value, while the Index reflects gross performance without deductions for fees or expenses.

CYBER HORNET S&P 500(R) and Crypto Top 10 Strategy ETF | Transaction Costs [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Transaction Costs: Buying and selling cryptocurrencies and Cryptocurrency-Related Products involve bid-ask spreads, market impact costs, trading fees, and blockchain network transaction fees that reduce the Fund's returns but are not reflected in Index performance.

CYBER HORNET S&P 500(R) and Crypto Top 10 Strategy ETF | Cash Drag [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Drag: The Fund may not be fully invested at times, generally due to cash flows into or out of the Fund, rebalancing activities, or excess cash held for various reasons. Cash positions create performance drag when cryptocurrency prices appreciate and may provide relative benefit when prices depreciate.

CYBER HORNET S&P 500(R) and Crypto Top 10 Strategy ETF | Rebalancing and Reallocation Timing [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Rebalancing and Reallocation Timing: The Fund cannot instantaneously adjust holdings when rebalancing or reallocation events occur. Settlement of cryptocurrency transactions requires blockchain confirmations, custody transfers, and operational processes that create timing lags. During these lags, the Fund's composition may differ from the target portfolio.

CYBER HORNET S&P 500(R) and Crypto Top 10 Strategy ETF | Investment in Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment in Investment Companies Risk—Investing in other investment companies, including money market funds, ETFs, and ETPs, subjects the Fund to the fees and expenses of, as well as risks affecting, the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease.

CYBER HORNET S&P 500(R) and Crypto Top 10 Strategy ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk—An exchange or market may issue trading halts on specific securities, contracts, or instruments or may close early or late, which will affect the Fund's ability to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, or may incur substantial trading losses.

CYBER HORNET S&P 500(R) and Crypto Top 10 Strategy ETF | Absence of an Active Market [Member]
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Risk [Text Block]

Absence of an Active Market: Although the Fund’s shares are approved for listing on the NASDAQ (the “Exchange”), there can be no assurance that an active trading market will develop and be maintained for Fund shares. There can also be no assurance that the Fund will grow to or maintain an economically viable size; in this case, it may experience greater tracking error to its Index than it otherwise would at higher asset levels or may ultimately liquidate.

CYBER HORNET S&P 500(R) and Crypto Top 10 Strategy ETF | Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration [Member]
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Risk [Text Block]

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration: The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CYBER HORNET S&P 500(R) and Crypto Top 10 Strategy ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. The Fund intends to affect some portion of redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute all of its portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the Fund's tax efficiency compared to ETFs that utilize a complete in-kind redemption process.

CYBER HORNET S&P 500(R) and Crypto Top 10 Strategy ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares: Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

CYBER HORNET S&P 500(R) and Crypto Top 10 Strategy ETF | Fluctuation of NAV [Member]
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Fluctuation of NAV: The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s investments. The market prices of shares will generally fluctuate according to changes in the Fund’s NAV and supply and demand of shares on the Exchange. Whether Fund shares trade below, at, or above their NAV cannot be predicted. During periods of unusual volatility or market disruptions, market prices of Fund shares may deviate significantly from the market value of the Fund’s investment holdings or the NAV of Fund shares. As a result, investors in the Fund may pay substantially more or receive significantly less for Fund shares than the value of the Fund’s underlying investments or the NAV of Fund shares.

CYBER HORNET S&P 500(R) and Crypto Top 10 Strategy ETF | Trading Issues [Member]
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Trading Issues: Trading in Fund shares may be halted due to market conditions or for reasons that make trading in shares inadvisable in the view of the Exchange. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of any Fund will continue to be met or will remain unchanged, or that the shares will trade with any volume. Further, secondary markets may be subject to erratic trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in Fund shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

CYBER HORNET S&P 500(R) and Crypto Top 10 Strategy ETF | Passive Investment Risk [Member]
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Passive Investment Risk. The Fund is not actively managed and therefore would not sell an equity security, futures contract, or other investment due to current or projected underperformance of a security, industry, sector, or asset class. Unlike an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

CYBER HORNET S&P 500(R) and Crypto Top 10 Strategy ETF | Ether Risk [Member]
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Ether Risk: Ether is a relatively new innovation with unique and substantial risks. The market for Ether is subject to rapid price swings, changes, and uncertainty. A significant portion of the demand for Ether may result from speculation. Such speculation regarding the potential future appreciation of the price of Ether may artificially inflate or deflate the price of Ether and increase volatility. The further development of the Ethereum Network and the acceptance and use of Ether are subject to various factors that are difficult to evaluate. The slowing, stopping, or reversing of the development of the Ethereum Network or the acceptance of Ether may adversely affect Ether's price and liquidity. Ether is subject to the risk of fraud, theft, manipulation, security failures, and operational or other problems that impact Ether trading platforms.

Ether generally trades on trading platforms that support trading in various crypto assets, and such platforms may be unregulated or operating out of compliance with applicable regulations. Ether and Ether trading venues are mainly unregulated, unlike the exchanges for more traditional assets such as equity securities and futures contracts. Crypto asset trading platforms where Ether is traded may become subject to regulatory authorities' enforcement actions. Realizing any of these risks could result in a decline in the acceptance of Ether and, consequently, a reduction in the value of Ether, Ether futures, and the Fund.

CYBER HORNET S&P 500(R) and Crypto Top 10 Strategy ETF | ETF Risks [Member]
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CYBER HORNET S&P 500(R) and Crypto Top 10 Strategy ETF | New Fund Risk [Member]
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New Fund Risk. The Fund was recently organized with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

CYBER HORNET S&P 500(R) and Crypto Top 10 Strategy ETF | Index Concentration Risk [Member]
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Index Concentration Risk. The cryptocurrency component of the Fund's portfolio is concentrated in only 10 cryptocurrencies. This limited diversification means that the Fund's cryptocurrency exposure is significantly affected by the performance of a small number of assets. Poor performance by one or more of these cryptocurrencies could have a material adverse effect on the Fund's performance. Additionally, the cryptocurrency market itself has experienced significant concentration, with the largest two cryptocurrencies (Bitcoin and Ethereum) historically representing a substantial portion of total cryptocurrency market capitalization. If these dominant cryptocurrencies decline in value, the Fund's cryptocurrency component will likely experience corresponding declines.

CYBER HORNET S&P 500(R) and Crypto Top 10 Strategy ETF | Eligible Assets Framework Risk [Member]
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Eligible Assets Framework Risk. The Fund's limitation to investing only in Eligible Assets will cause the Fund's performance to differ from that of the Index. The Fund will not invest in Index constituents that do not qualify as Eligible Assets under the Adviser's criteria. This limitation means the Fund's portfolio may differ from the Index in several ways:

CYBER HORNET S&P 500(R) and Crypto Top 10 Strategy ETF | Excluding Index Constituents [Member]
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●	Excluding Index Constituents: The Fund will not invest in Index constituents that do not qualify as Eligible Assets. As of September 30, 2025, Binance Coin (BNB) and TRON (TRX), representing approximately 5.18% of Index weight, did not qualify as Eligible Assets.

CYBER HORNET S&P 500(R) and Crypto Top 10 Strategy ETF | Overweighting Certain Assets [Member]
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●	Overweighting Certain Assets: When Index constituents do not qualify, the Adviser may reallocate their weight proportionally among remaining Eligible Index Constituents, creating concentration in fewer assets.

CYBER HORNET S&P 500(R) and Crypto Top 10 Strategy ETF | Investing in Substitute Assets [Member]
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●	Investing in Substitute Assets: Alternatively, the Adviser may invest in Substitute Assets, which may have different market capitalizations, liquidity, volatility, correlations, technologies, and regulatory treatment compared to excluded Index constituents, and may perform very differently.

CYBER HORNET S&P 500(R) and Crypto Top 10 Strategy ETF | Variable Asset Count [Member]
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●	Variable Asset Count: While the Index always comprises ten cryptocurrencies, the Fund may hold fewer (if using proportional reallocation) or more (if using Substitute Assets) than ten cryptocurrencies in its cryptocurrency allocation.

The Fund’s limitation to Eligible Assets creates tracking error—the degree to which the Fund's performance deviates from that of the Index. Investors should not expect the Fund’s performance to match that of the Index. The Fund may outperform or underperform the Index for extended periods. At times, this tracking error may be substantial and persistent, particularly when a significant portion of the Index weight is allocated to non-qualifying assets or when excluded assets perform very differently from included assets or Substitute Assets.

The universe of Eligible Assets may change as regulatory approvals evolve, potentially causing material changes to the Fund’s portfolio composition, risk profile, and performance. When Index constituents gain or lose Eligible Asset status, the Adviser must reallocate the Fund's holdings, which involves transaction costs, timing delays, market impact, and potential execution during unfavorable market conditions. These changes occur outside the Adviser's control and may be rapid and unpredictable.Cryptocurrency Risk. Cryptocurrencies are digital assets designed to act as a medium of exchange. Cryptocurrency is an emerging asset class with a limited history. There are thousands of cryptocurrencies, the most well-known of which is bitcoin. The Fund will directly invest in bitcoin, Ether (“ETH”), Solana (“SOL”), or the native token for the XRP Ledger (“XRP”), among others, and the Fund’s investments in these cryptocurrencies are exposed to risks associated with the price of the cryptocurrency, which is subject to numerous factors and risks. Investments in or exposure to cryptocurrencies, such as bitcoin or ETH, are subject to substantial risks, including significant price volatility, fraud, and manipulation, which are generally more pronounced in the crypto asset market.

Cryptocurrency generally operates without central authority (such as a bank) and is not backed by any government, corporation, or other entity. Cryptocurrency is not generally accepted as legal tender. The market for a cryptocurrency (such as bitcoin, ETH, or SOL) depends on, among other things: the supply and demand for the particular cryptocurrency (and their respective futures); the adoption of bitcoin or ETH (or another cryptocurrency) for commercial uses; the anticipated increase of investments in cryptocurrency-related investment products by retail and institutional investors; speculative interest in spot cryptocurrencies, cryptocurrency futures, and cryptocurrency-related investment products; regulatory or other restrictions on investors’ ability to invest in cryptocurrency futures; and the potential ability to hedge against the price of a cryptocurrency with their respective futures (and vice versa). The market prices of bitcoin and ETH, for example, have been subject to extreme fluctuations. The price of a cryptocurrency could fall sharply (potentially to zero) for various reasons, including, but not limited to, regulatory changes, issues impacting the blockchain networks, events involving entities that facilitate transactions in a cryptocurrency, or changes in user preferences in favor of alternative cryptocurrencies. Furthermore, events that impact one cryptocurrency may lead to a decline in the value of other cryptocurrencies.

CYBER HORNET S&P 500(R) and Crypto Top 10 Strategy ETF | Portfolio Composition Differences [Member]
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●	Portfolio Composition Differences: The Fund's limitation to Eligible Assets is the primary source of tracking error. Excluding non-qualifying Index constituents, overweighting certain assets through proportional reallocation, or investing in Substitute Assets causes the Fund's portfolio to differ from the Index. This tracking error is structural rather than temporary and may be significant.

CYBER HORNET S&P 500(R) and Crypto Top 10 Strategy ETF | Risk Lose Money [Member]
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Risk [Text Block]	As a result, you may lose money if you invest in the Fund.